SHORT-TERM AND LONG-TERM INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Marketable securities	$ 1,012,282	$ 735,717
Short-term bank deposits	$ 9,331	$ 17,444